Share Capital and Capital Surplus	12 Months Ended
Dec. 31, 2025
TextBlock 1 [Abstract]
Share Capital and Capital Surplus
24.	Share Capital and Capital Surplus

(a)	Share capital as of December 31, 2024 and 2025 are as follows:

(Share, in Won)	2024		2025
Authorized shares		200,000,000	200,000,000
Par value	￦	5,000	5,000
Issued shares(*1,2)		82,624,377	80,932,952
Shared capital(*3)	￦	482,403,125,000	482,403,125,000

(*1)	As of December 31, 2025, total number of American Depository Receipts (ADRs) outstanding in overseas stock market amounts to 9,159,020 and such ADRs are equivalent to 2,289,755 shares of common stock.
(*2)
Pursuant to the resolution of the Board of Directors’ meeting on February 19, 2025, the controlling company decided to retire
 1,691,425
shares using distributable profits, and it was completed on March 31, 2025. As a result, as of December 31, 2025, the the controlling company’s total number of issued shares has decreased.

(*3)
As of December 31, 2025, the difference between the ending balance of common stock and the aggregate par value of issued common stock is
￦
77,738 million due to retirement of 15,547,673 treasury stocks.

(b)	Changes in issued common stock for the years ended December 31, 2024 and 2025 are as follows:

(share)	2024			2025
	Issued shares	Treasury shares	Number of outstanding shares	Issued shares	Treasury shares	Number of outstanding shares
Beginning	84,571,230	(8,695,023)	75,876,207	82,624,377	(7,003,598)	75,620,779
Acquisition of treasury shares	—	(255,428)	(255,428)	—	—	—
Retirement of treasury shares	(1,946,853)	1,946,853	—	(1,691,425)	1,691,425	—

Ending	82,624,377	(7,003,598)	75,620,779	80,932,952	(5,312,173)	75,620,779

(c)	Capital surplus as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024		2025
Share premium	￦	463,825	463,825
Gain on disposal of treasury shares		808,994	808,994
Other capital surplus		385,531	421,753

	￦	1,658,350	1,694,572